As filed with the Securities and Exchange Commission on April 1, 2005
                                  InvestmentCompany Act file number 811-3522

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                        Daily Tax Free Income Fund, Inc.
               (Exact name of registrant as specified in charter)

                                600 Fifth Avenue
                               New York, NY 10020
               (Address of principal executive offices) (Zip code)

                                 Rosanne Holtzer
                     c/o Reich & Tang Asset Management, LLC
                                600 Fifth Avenue
                            New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  212-830-5200

Date of fiscal year end: October 31

Date of reporting period: January 31, 2005

Item 1: Schedule of Investments
--------------------------------------------------------------------------------
DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS
JANUARY 31,2005
(UNAUDITED)
================================================================================

                                                                                                                      Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity  Current  Amortized
   Amount                                                                         Date    Coupon     Cost          Moody's    S&P
   ------                                                                         ----    -------  --------        -------  --------
  PUT BONDS (b) (4.37%)
------------------------------------------------------------------------------------------------------------------------------------
$  2,400,000.00 CLIPPER TAX EXEMPT COPS - SERIES 2001
                INSURED BY MBIA INSURANCE CORP.                                 03/10/05    1.60% $  2,400,000.00  VMIG1
   3,340,000.00 CLIPPER TAX EXEMPT COPS - SERIES 2001-3
                INSURED BY MBIA INSURANCE CORP.                                 03/10/05    1.60     3,340,000.00  VMIG1
   6,000,000.00 HOUSTON, TX INDEPENDENT SCHOOL DISTRICT
                LIMITED TAX SCHOOLHOUSE & REFUNDING BONDS                       06/15/05    1.73     6,000,000.00  VMIG1       A1+
   2,680,000.00 POOLED PUTTABLE FLOATING OPTION TAX EXEMPT RECEIPTS
                - SERIES PPT-33
                LOC MERRILL LYNCH & COMPANY, INC.                               06/16/05    1.90     2,680,000.00              A1+

---------------                                                                                   ---------------
$ 14,420,000.00 TOTAL PUT BONDS                                                                   $ 14,420,000.00
---------------                                                                                   ---------------

TAX EXEMPT COMMERCIAL PAPER (9.01%)
------------------------------------------------------------------------------------------------------------------------------------
$  4,000,000.00 BURKE COUNTY, GA DEVELOPMENT AUTHORITY
                (OGELTHORPE POWER) - SERIES 1998B
                INSURED BY AMBAC INDEMNITY CORP.                                02/24/05    1.75%  $ 4,000,000.00  VMIG-1      A1+
   6,000,000.00 MARYLAND HEALTH & HIGHER EDUCATION AUTHORITY
                (JOHN HOPKINS HOSPITAL)                                         02/15/05    1.75     6,000,000.00    P1        A1+
  10,000,000.00 SAN ANTONIO, TX WATER SYSTEM - SERIES A                         02/24/05    1.75    10,000,000.00    P1        A1+
   2,500,000.00 SUNSHINE STATE GOVERNMENT FINANCE COMMISSION RN
                (ORLANDO PROGRAM) - SERIES H                                    02/15/05    1.75     2,500,000.00              A1+
   7,200,000.00 TEXAS PFA - SERIES B                                            03/03/05    1.76     7,200,000.00    P1        A1

---------------                                                                                   ---------------
$ 29,700,000.00 TOTAL TAX EXEMPT COMMERCIAL PAPER                                                 $ 29,700,000.00
---------------                                                                                   ---------------

TAX EXEMPT GENERAL OBLIGATION NOTES & BONDS (23.68%)
------------------------------------------------------------------------------------------------------------------------------------
$  2,800,000.00 ARROWHEAD, WI UNION HIGH SCHOOL DISTRICT TRAN, YTM 1.68% (c)    09/19/05    2.00% $  2,805,549.92
   1,825,000.00 CLARK COUNTY, OH BAN, YTM 1.70% (c)                             05/27/05    1.93     1,826,299.50
   1,900,000.00 DUBLIN CITY, OH BAN SCHOOL DISTRICT, YTM 1.79%                  10/13/05    2.12     1,904,282.41   MIG-1
   3,300,000.00 GLENDALE RIVER HILLS, WI SCHOOL DISTRICT TAX AND
                REVENUE PROMISSORY NOTES, YTM 1.65% (c)                         08/10/05    2.00     3,305,912.74
   5,095,000.00 GRAFTON, WI SCHOOL DISTRICT TRAN, YTM 1.70% (c)                 10/13/05    2.00     5,105,433.30
     800,000.00 LANCASTER COMMUNITY SCHOOL DISTRICT TRAN, YTM 2.00% (c)         10/28/05    2.13       800,719.30
   5,000,000.00 LEBANON CITY, OH SCHOOL DISTRICT SCHOOL FACILITY
                CONSTRUCTION & IMPROVEMENT NOTES, YTM 1.82%                     08/11/05    2.15     5,008,474.31   MIG-1
   2,500,000.00 MAPLE DALE-INDIAN HILL, WI SCHOOL DISTRICT TRAN, YTM 1.63% (c)  08/17/05    2.00     2,504,911.01
   3,300,000.00 MARYSVILLE, OH EXEMPT VILLAGE SCHOOL DISTRICT BAN
                (SCHOOL CONSTRUCTION PROJECT), YTM 1.58%                        05/26/05    1.87     3,302,935.19   MIG-1
   3,000,000.00 MEQUON - THIENSVILLE, WI SCHOOL DISTRICT TRAN,  YTM 1.74% (c)   09/09/05    2.50     3,013,506.09
   1,250,000.00 MERTON, WI COMMUNITY SCHOOL DISTRICT TRAN, YTM 1.83% (c)        10/28/05    2.00     1,251,529.20
     800,000.00 MOUNT HOREB, WI AREA SCHOOL DISTRICT TRAN, YTM 2.05% (c)        10/28/05    2.15       800,571.90
   7,000,000.00 MUSKEGON, MI PUBLIC SCHOOLS TAN, YTM 1.65% (c)                  05/23/05    2.00     7,007,386.30
   7,000,000.00 PAINESVILLE, OH LOCAL SCHOOL DISTRICT
                CONSTRUCTION BAN, YTM 1.42%                                     02/17/05    1.76     7,001,024.86   MIG-1
   3,500,000.00 PEWAUKEE, WI SCHOOL DISTRICT TRAN, YTM 1.68% (c)                09/09/05    2.00     3,506,621.15
   3,650,000.00 PULASKI, WI COMMUNITY SCHOOL DISTRICT TRAN, YTM 1.74% (c)       09/27/05    2.00     3,656,069.00
   4,300,000.00 SHOREWOOD, WI SCHOOL DISTRICT TRAN, YTM 1.65% (c)               09/02/05    2.00     4,308,623.24
   2,500,000.00 STATE OF TEXAS TRAN, YTM 1.60%                                  08/31/05    3.00     2,519,900.48   MIG-1    SP-1+
  10,808,165.00 WYANDOTTE COUNTY, KS UNIFIED GOVERNMENT MUNICIPAL
                TEMPORARY NOTES - SERIES 2004V, YTM 1.65% (c)                   04/01/05    1.75    10,809,857.76
   7,599,978.00 WYANDOTTE COUNTY, KS - SERIES VIII, YTM 1.95% (c)               11/01/05    2.75     7,644,292.90

---------------                                                                                   ---------------
$ 77,928,143.00 TOTAL TAX EXEMPT GENERAL OBLIGATION NOTES & BONDS                                 $ 78,083,900.56
---------------                                                                                   ---------------

VARIABLE RATE DEMAND INSTRUMENTS (d) (55.18%)
------------------------------------------------------------------------------------------------------------------------------------
$  3,000,000.00 CITY OF WILMINGTON, DE (DELAWARE ART MUSEUM, INC.)
                - SERIES 2003
                LOC ALLIED IRISH BANK                                           10/01/37    1.85% $  3,000,000.00  VMIG1
   2,000,000.00 COLORADO HEALTH FACILITIES (CATHOLIC HEALTH) - SERIES B-4       03/01/23    1.85     2,000,000.00  VMIG1       A1+
   2,400,000.00 CONNECTICUT STATE DEVELOPMENT AUTHORITY HEALTH  CARE RB
                (INDEPENDENT LIVING PROJECT)
                LOC CHASE MANHATTAN BANK, N.A.                                  07/01/15    1.82     2,400,000.00  VMIG-1
   1,700,000.00 CONNECTICUT STATE HFA (HOUSING MORTGAGE FINANCE PROGRAM D-1)
                INSURED BY AMBAC INDEMNITY CORP.                                11/15/23    1.82     1,700,000.00  VMIG1       A1+
   4,220,000.00 CONNECTICUT STATE SPECIAL TAX OBLIGATION                .
                INSURED BY AMBAC INDEMNITY CORP.                                02/01/22    1.85     4,220,000.00  VMIG1       A1+
   1,500,000.00 COOK COUNTY, IL CAPITAL IMPROVEMENT GO BONDS
                - SERIES 2004E                                                  11/01/33    1.84     1,500,000.00  VMIG1       A1+
   7,300,000.00 CUYAHOGA COUNTY, OH HRB (THE METROHEALTH SYSTEM)
                - SERIES 2003
                LOC KEY BANK, N.A.                                              03/01/33    1.90     7,300,000.00  VMIG1
   5,000,000.00 DADE COUNTY, FL RB (WATER AND SEWER SYSTEM)
                INSURED BY FGIC                                                 10/05/22    1.82     5,000,000.00  VMIG1       A1+
     400,000.00 DEKALB COUNTY, GA DEVELOPMENT AUTHORITY IDRB
                (PET INC. PROJECT) (c)
                LOC BNP PARIBAS                                                 02/01/05    1.87       400,000.00
     100,000.00 FAIRFAX, VA IDA (FAIRFAX HOSPITAL SYSTEM, INC.)                 10/01/25    1.77       100,000.00  VMIG-1      A1+
   1,920,000.00 FLORIDA HIGHER EDUCATION FACILITIES FINANCE  AUTHORITY
                (ST. THOMAS UNIVERSITY) - SERIES 2003
                LOC SUNTRUST BANK                                               01/01/19    1.91     1,920,000.00              A1+
   1,985,000.00 FRANKLIN COUNTY, OH RB
                (THE VILLAS AT SAINT THERESE PROJECT) - SERIES 1997F (c)
                LOC FIFTH THIRD BANK                                            10/01/22    1.92     1,985,000.00
   7,200,000.00 FULTON COUNTY, GA DEVELOPMENT AUTHORITY IRB
                (SIEMENS ENERGY INC. PROJECT)                                   12/15/14    1.91     7,200,000.00  VMIG-1
   1,000,000.00 GREENSBORO, NC PUBLIC IMPROVEMENT - SERIES B                    04/01/14    1.85     1,000,000.00  VMIG-1      A1+
   2,835,000.00 HENDERSON, NV PUBLIC IMPROVEMENT MHRB PUEBLO I-A
                LOC CREDIT SUISSE FIRST BOSTON                                  08/01/26    1.93     2,835,000.00              A1+
   4,700,000.00 ILLINOIS DEVELOPMENT FINANCE AUTHORITY (JAMES JORDAN
                BOYS & GIRLS CLUB & FAMILY LIFE CENTER PROJECT)
                - SERIES 1995
                LOC AMERICAN NATIONAL BANK                                      08/01/30    1.85     4,700,000.00              A1+
   3,400,000.00 ILLINOIS DEVELOPMENT FINANCE AUTHORITY RB
                (GLENWOOD SCHOOL FOR BOYS)
                LOC HARRIS TRUST & SAVINGS BANK                                 02/01/33    1.85     3,400,000.00              A1+
   2,000,000.00 INDIANA EDUCATION FACILITIES AUTHORITY
                (DEPAUW UNIVERSITY PROJECT) - SERIES 2002
                LOC NORTHERN TRUST BANK                                         07/01/32    1.90     2,000,000.00  VMIG-1
   3,000,000.00 JACKSON COUNTY, MI EDC (THRIFTY LEONI) (c)
                LOC BANK ONE                                                    12/01/14    1.85     3,000,000.00
   1,000,000.00 JACKSON COUNTY, MS PCRB (CHEVRON USA INC. PROJECT)
                - SERIES 1992                                                   12/01/16    1.90     1,000,000.00  VMIG-1
   6,100,000.00 JACKSONVILLE, FL CAPITAL PROJECT RB - SERIES 2002-1
                INSURED BY FGIC                                                 10/01/34    1.83     6,100,000.00              A1+
   6,700,000.00 JACKSONVILLE, FL CAPITAL PROJECT REVENUE
                - SERIES 1997-2                                                 10/01/22    1.83     6,700,000.00              A1+
   2,500,000.00 JACKSONVILLE, FL UNIVERSITY (HEALTH SCIENCE CENTER)
                - SERIES 1989                                                   07/01/19    1.87     2,500,000.00  VMIG-1
   5,973,386.00 KOCH FLOATING RATE TRUST - SERIES 1
                INSURED BY AMBAC INDEMNITY CORP.                                04/01/09    2.04     5,973,386.00              A1+
   2,500,000.00 LAKEVIEW, MI SCHOOL DISTRICT
                (SCHOOL BUILDING & SITE BONDS)
                -SERIES 2002B                                                   05/01/32    1.85     2,500,000.00              A1+
   2,500,000.00 LATROBE, PA IDA RB (DIOCESE OF GREENSBURG)
                LOC ALLIED IRISH BANK                                           06/01/33    1.90     2,500,000.00  VMIG-1
   1,750,000.00 LOWELL, MI AREA SCHOOL DISTRICT GO - SERIES 2004 (c)            05/01/29    1.86     1,750,000.00
   5,000,000.00 LUBBOCK, TX EDUCATIONAL FACILITIES AUTHORITY
                (LUBBOCK CHRISTIAN UNIVERSITY)
                LOC ALLIED IRISH BANK                                           05/01/29    1.93     5,000,000.00  VMIG-1
   3,975,000.00 MIAMI - DADE COUNTY, FL ROCS II - R
                - SERIES 4047 WATER & SEWER RB
                INSURED BY MBIA INSURANCE CORP.                                 10/01/13    1.87     3,975,000.00              A1+
   3,350,000.00 MONTGOMERY COUNTY, MD EDC RB (BROOKE GROVE FOUNDATIONS,
                INC. FACILITIES)- SERIES 1995
                LOC FIRST NATIONAL BANK OF MARYLAND                             01/01/16    1.93     3,350,000.00              A1
   4,430,000.00 MUNIMAE NATIONAL TICS/TOCS TRUST
                INSURED BY MBIA INSURANCE CORP.                                 10/01/40    1.92     4,430,000.00              A1+
   3,200,000.00 NEW BRITAIN, CT GO - SERIES B (c)
                INSURED BY AMBAC INDEMNITY CORP.                                04/01/20    1.85     3,200,000.00
   4,800,000.00 NEW ULM, MN HOSPITAL FACILITY RB
                (HEALTH CENTER SYSTEM PROJECT)
                -SERIES 1985
                LOC WELLS FARGO BANK, N.A                                       08/01/14    1.85     4,800,000.00              A1+
   3,400,000.00 NEW YORK CITY, NY GO - SERIES B-9
                LOC CHASE MANHATTAN BANK, N.A.                                  08/15/23    1.82     3,400,000.00  VMIG-1      A1+
   1,400,000.00 OHIO STATE PCRB (SOHIO AIR PROJECT) - SERIES 1995               05/01/22    1.89     1,400,000.00    P1        A1+
                BP AMOCO, PLC
   7,350,000.00 PHOENIX, AZ IDA MHRB (BELL SQUARE APARTMENTS PROJECT)
                - SERIES 1995
                LOC GENERAL ELECTRIC CAPITAL CORPORATION                        06/01/25    1.90     7,350,000.00              A1+
   3,500,000.00 PHOENIX, AZ IDA MHRB (PARADISE LAKE APARTMENTS PROJECT)
                - SERIES 1995
                LOC GENERAL ELECTRIC CAPITAL CORPORATION                        07/01/25    1.90     3,500,000.00              A1+
     950,000.00 RICHMOND, VA CAPITAL REGION AIRPORT
                (RICHMOND INTERNATIONAL AIRPORT)
                INSURED BY AMBAC INDEMNITY CORP.                                07/01/25    1.85       950,000.00  VMIG-1      A1+
   2,900,000.00 SALINA, KS (DILLARDS PROJECT) (c)
                LOC BANK OF AMERICA                                             12/01/14    2.05     2,900,000.00
   7,500,000.00 SAVANNAH, GA EDA RB (SAVANNAH COUNTRY DAY SCHOOL)
                LOC SUNTRUST BANK                                               09/01/29    1.85     7,500,000.00  VMIG-1
   4,000,000.00 SOUTH DAKOTA STATE HEFA  (RAPID CITY REGIONAL HOSPITAL)
                INSURED BY MBIA INSURANCE CORP.                                 09/01/27    1.90     4,000,000.00  VMIG-1
   1,840,000.00 ST. CLOUD, MN COMMERCIAL DEVELOPMENT (KELLY INN  PROJECT) (c)
                LOC FIRST BANK OF SOUTH DAKOTA                                  04/01/13    2.00     1,840,000.00
   3,000,000.00 ST. JOSEPH COUNTY, IN INDUSTRIAL EDUCATIONAL
                FACILITIES (UNIVERSITY)
                OF NOTRE DAME DU LAC PROJECT) - SERIES 2002                     03/01/37    1.75     3,000,000.00  VMIG-1
     300,000.00 STATE OF CONNECTICUT HEFA (HOSPITAL OF SAINT
                RAPHAEL PROJECT) - SERIES K
                LOC KBC BANK                                                    07/01/22    1.82       300,000.00  VMIG-1
     500,000.00 SUFFOLK, VA REDEVELOPMENT AND HOUSING AUTHORITY CORPORATION
                (OAK SPRING APARTMENTS LLC)
                GUARANTEED BY FEDERAL HOME LOAN MORTGAGE                        12/01/19    1.85       500,000.00  VMIG-1
   2,000,000.00 SUNSHINE STATE GOVERNMENT FINANCING COMMISSION RB
                - SERIES 1986
                INSURED BY AMBAC INDEMNITY CORP.                                07/01/16    1.85     2,000,000.00  VMIG-1
   1,945,000.00 TULSA, OK IDA (INDIANA HEALTH CARE PROJECT) (c)
                LOC BANK ONE                                                    06/01/14    1.95     1,945,000.00
   6,200,000.00 UNIVERSITY OF NORTH CAROLINA AT CHAPEL HILL RB
                - SERIES 2001C                                                  12/01/25    1.77     6,200,000.00  VMIG-1      A1+
   4,300,000.00 UNIVERSITY OF SOUTHERN INDIANA (STUDENT FEE)
                - SERIES G
                LOC BANK ONE                                                    10/01/19    1.85     4,300,000.00  VMIG-1      A1
  10,000,000.00 VALDEZ, AK MARINE TERMINAL (BP PIPELINES CO. PROJECT)
                - SERIES B                                                      07/01/37    1.94    10,000,000.00  VMIG-1      A1+
                BP AMOCO, PLC
   3,000,000.00 VANCOUVER, WA HOUSING AUTHORITY
                (VILLAGE PARK APARTMENTS)
                LOC US BANK, N.A.                                               11/02/05    1.78     3,000,000.00              A1
     925,000.00 VIRGINIA COLLEGE BUILDING AUTHORITY
                (UNIVERSITY OF RICHMOND PROJECT)                                11/01/26    1.86       925,000.00  VMIG-1
   1,500,000.00 WASHINGTON STATE PUBLIC POWER SUPPLY
                (NUCLEAR PROJECT #1)-SERIES 1993A
                LOC BANK OF AMERICA                                             07/01/17    1.82     1,500,000.00  VMIG-1      A1+
   3,000,000.00 WISCONSIN HEFA (GUNDERSEN LUTHERAN) - SERIES B
                INSURED BY FSA                                                  12/01/29    1.90     3,000,000.00              A1+
   3,000,000.00 WOODHAVEN-BROWNSTOWN, MI SCHOOL DISTRICT GO
                (SCHOOL BUILDING / SITE BONDS) - SERIES 2004B
                LOC FIFTH THIRD BANK                                            05/01/34    1.84     3,000,000.00              A1+

---------------                                                                                   ---------------
$181,948,386.00 TOTAL VARIABLE RATE DEMAND INSTRUMENTS                                            $181,948,386.00
---------------                                                                                   ---------------

VARIABLE RATE DEMAND INSTRUMENTS - PARTICIPATION NOTE (d) (0.01%)
------------------------------------------------------------------------------------------------------------------------------------
$     44,480.00 THE WOODLANDS FIRE DEPT., INC. TAX EXEMPT LOAN
                LOC CHASE MANHATTAN BANK, N.A.                                  06/30/06    2.89% $     44,480.15    P1        A1+

---------------                                                                                   ---------------
$     44,480.00 TOTAL VARIABLE RATE DEMAND INSTRUMENTS - PARTICIPATION NOTE                       $     44,480.15
---------------                                                                                   ---------------

VARIABLE RATE DEMAND INSTRUMENTS - PRIVATE PLACEMENTS (d) (7.17%)
------------------------------------------------------------------------------------------------------------------------------------
$  2,349,000.00 ANAHEIM, CA (WEST ANAHEIM CONVALESCENT HOME)
                LOC UNION BANK OF CALIFORNIA                                    12/01/15    3.15% $  2,349,000.00    P1        A1
   3,439,000.00 ANAHEIM, CA MHRB (WEST ANAHEIM ROYALE PROJECT)
                - SERIES 1985C
                LOC UNION BANK OF CALIFORNIA                                    12/01/15    3.15     3,439,000.00    P1        A1
   3,418,000.00 CULVER CITY, CA RDRB (CULVER CITY ROYALE PROJECT )
                - SERIES 1985
                LOC UNION BANK OF CALIFORNIA                                    12/01/15    3.15     3,418,000.00    P1        A1
   1,668,700.00 FRANKLIN COUNTY, OH EDRB (NORWICH LIMITED
                PARTNERSHIP PROJECT) - SERIES 1985
                LOC HUNTINGTON NATIONAL BANK                                    10/01/05    3.57     1,668,700.00    P1        A1
   1,500,000.00 HARFORD COUNTY, MD EDRB (HARRIGAN ROLLER COMPANY,
                INC. PROJECT) - SERIES 1984
                LOC DRESDNER BANK, A.G.                                         12/28/14    3.15     1,500,000.00    P1        A1
   4,155,000.00 HOWARD COUNTY, MD RB (THE BLUFFS & HAWTHORNE
                APARTMENT FACILITY) - SERIES 1995
                LOC FIRST NATIONAL BANK OF MARYLAND                             12/01/20    1.95     4,155,000.00    P1        A1
   2,036,200.00 WEST JORDAN, UT IDRB (THE LYNN PARTNERSHIP NURSING
                HOME PROJECT) - SERIES 1985
                LOC BANK OF AMERICA                                             07/01/15    3.41     2,036,200.00    P1        A1+
   2,000,000.00 WOOD DALE, IL IDRB (BOHLER BROS. OF AMERICA, INC. PROJECT)
                -SERIES 1985
                LOC CREDITANSTALT-BANKVEREIN                                    06/01/10    3.15     2,000,000.00    P1        A1
   3,060,000.00 YORK COUNTY IDA RB (YORK OUTLET MALL LIMITED
                PARTNERSHIP PROJECT) - SERIES 1987
                LOC MANUFACTURERS & TRADERS BANK & TRUST                        12/01/14    1.97     3,060,000.00    P1        A1

---------------                                                                                   ---------------
$ 23,625,900.00 TOTAL VARIABLE RATE DEMAND INSTRUMENTS - PRIVATE PLACEMENTS                       $ 23,625,900.00
---------------                                                                                   ---------------




                Total Investments (99.42%)                                                        $327,822,666.71
                Net Cash (0.58%)                                                                     1,905,527.17
                                                                                                  ---------------
                Net Assets (100.00%)                                                              $329,728,193.88
                                                                                                  ===============
                Shares Outstanding :
                  Class A                                                                          109,292,677.57
                                                                                                  ===============
                  Class B                                                                          187,513,157.24
                                                                                                  ===============
                FSW Shares                                                                          33,114,615.05
                                                                                                  ===============
                NAV:
                  Class A                                                                         $          1.00
                                                                                                  ===============
                  Class B                                                                         $          1.00
                                                                                                  ===============
                  First Southwest Shares                                                          $          1.00
                                                                                                  ===============

FOOTNOTES:

(a) Unless the variable rate demand instruments are assigned their own ratings, the ratings are those of the holding company of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Ratings are unaudited.

     In addition, certain issuers may have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b)  The maturity date indicated for the put bonds is the next put date.

(c) Securities that are not rated that the Adviser has determined to be of comparable quality to those rated securities in which the Fund invests.

(d) Securities payable on demand at par including accrued interest (usually with seven days notice) and unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.



KEY:
    BAN      =   Bond Anticipation Note                         IDC      =   Industrial Development Corporation
    COPS     =   Certificates of Participation                  IDRB     =   Industrial Development Revenue Bond
    EDA      =   Economic Development Authority                 IRB      =   Industrial Revenue Bond
    EDC      =   Economic Development Corporation               LOC      =   Letter of Credit
    EDRB     =   Economic Development Revenue Bond              MHRB     =   Multi-Family Housing Revenue Bond
    EECRB    =   Economic Enterprise Corporation Revenue Bond   PCRB     =   Pollution Control Revenue Bond
    FGIC     =   Financial Guaranty Insurance Company           PFA      =   Public Finance Authority
    FSA      =   Financial Security Assurance, Inc.             RB       =   Revenue Bond
    GO       =   General Obligation                             RDRB     =   Residential Development Revenue Bond
    HEFA     =   Health & Education Facilities Authority        ROCS     =   Reset Option Certificates
    HFA      =   Housing Finance Authority                      TAN      =   Tax Anticipation Note
    HFFA     =   Health Facility Finance Authority              TICs     =   Trust Inverse Certificates
    HRB      =   Hospital Revenue Bond                          TOCs     =   Tender Option Certificates
    IDA      =   Industrial Development Authority               TRAN     =   Tax and Revenue Anticipation Note




--------------------------------------------------------------------------------

Item 2:    Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.


Item 3:    Exhibits

Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2(a) of the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)Daily Tax Free Income Fund, Inc.

By (Signature and Title)*           /s/ Rosanne Holtzer
                                    -------------------
                                    Rosanne Holtzer, Secretary
Date: April 1, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ Steven W. Duff
                                    ------------------
                                    Steven W. Duff, President
Date: April 1, 2005

By (Signature and Title)*           /s/ Anthony Pace
                                    ----------------
                                    Anthony Pace, Treasurer
Date: April 1, 2005
* Print the name and title of each signing officer under his or her signature.